Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	May 11, 2022	Dec. 20, 2021	Jul. 16, 2021	May 27, 2021	Apr. 02, 2021	Mar. 11, 2021	Feb. 24, 2021	Jan. 04, 2021	Dec. 20, 2020	Dec. 20, 2020	Oct. 13, 2020	Oct. 08, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 23, 2021	May 14, 2021	Dec. 21, 2020	Nov. 20, 2020	Apr. 06, 2020
Common stock, shares authorized													450,000,000	450,000,000
Common stock, shares authorized													50,000,000	50,000,000
Common stock, shares outstanding													10,614,319	10,613,964
Common Stock, Par or Stated Value Per Share													$ 0.001	$ 0.001
Offering units											200,000
Offering price											$ 25.00		$ 25.00
Percentage of preferred shares											$ 0.0775
Warrant exercise price per shares																$ 8.75
Series A Convertible Preferred Share, description													Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $5.60 per common share, or 4.46 common shares, at any time at the option of the holder, subject to certain customary adjustments.
Series A Convertible Preferred Shares - automatic conversion upon market trigger													If the trading price of Pyxis Tankers’ common stock equals or exceeds $9.52 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares.
Change of control terms line item													In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.
Dividend distribution terms													In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions
Description of warrant purchase													On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $5.60 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement.
Gross proceeds from the Offering											$ 5,000
Proceeds from offering											$ 4,300
Class of Warrant or Right, Outstanding														1,590,540	1,735,040
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																428,571
Warrants and Rights Outstanding, Term																5 years
General Partners' Offering Costs																	$ 250,000
Bid price			$ 1.00
Reverse stock split, description	Following the Reverse Stock Split, our common shares continued trading on the Nasdaq Capital Markets under its existing symbol, “PXS”, with a new CUSIP number, 71726130. The payment for fractional share interests in connection with the Reverse Stock Split reduced the outstanding common shares to 10,613,424 post-Reverse Stock Split. The Reverse Stock Split was undertaken with the objective of meeting the minimum $1.00 per share requirement for maintaining the listing of the common shares on the Nasdaq Capital Markets. Furthermore, following the Reverse Stock Split, (a) the Conversion Price, as defined in the certification of designation of the Company’s 7.75% Series A Cumulative Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), was adjusted from $1.40 to $5.60 and (b) the Exercise Price, as defined in the Company’s warrants to purchase common shares (NASDAQ Cap Mkts: PXSAW), was adjusted from $1.40 to $5.60. All the share and per share information for all periods presented has been adjusted to reflect the one for four Reverse Stock Split.
Valentis [Member]
Investment balance shares													5,705,730
Outstanding percentage													53.10%
Securities Purchase Agreement [Member]
Number of common stock issued, shares							3,571,429
Proceeds from investors							$ 25,000
Share price							$ 7.00
Increase in common stock par or stated value per share						$ 4
Adjustments to Additional Paid in Capital, Other						$ 23,115
Underwriter's Warrants [Member]
Warrant exercise price per shares														$ 5.60
Warrant aggregate purchase price												$ 100
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												2,000	4,683	4,683
First - type exercise price												$ 24.92
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												16,000	16,000	16,000
Second type - Exercise price																				$ 0.01
Termination date												at any time on or after April 6, 2021 and prior to October 8, 2025
Class of Warrant or Right, Outstanding													16,000	16,000
Converted Preferred shares													200
Common Stock [Member]
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												16,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													896	180,106	83,027
Converted Preferred shares													895	180,106
Conversion of common shares														144,500
Registered shares of common stock														36,125
Series A Convertible Preferred Stock [Member]
Warrant exercise price per shares														$ 24.97
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares													2,683
First - type exercise price													$ 25.00
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares													4,683	4,683
Stock Issued During Period, Shares, Conversion of Convertible Securities													(200)	(40,289)	(18,525)
Converted Preferred shares														40,289
Over-Allotment Option [Member]
Additional number of Series A Convertible Preferred Shares (optional preferred shares)											30,000
Additional number of warrants (optional warrants)											240,000
Purchase price per optional preferred share											$ 23.051
Purchase price per optional warrant											$ 0.00925
Partial over allotment of warrants exercised by the underwriter											135,040
Gross proceeds											$ 1
IPO [Member] | 7.75% Series A Cumulative Convertible Preferred Shares [Member]
Proceeds from offering			$ 6,170
Number of common stock issued, shares			308,487
Preference per share			$ 25
Purchase price			$ 20.00
Net of offering expense			$ 5,563
Amended and Restated Promissory Note [Member]
Number of common stock issued, shares					11,957			16,112
Repayment of principal amount				$ 1,000
Conversion of principal amount				1,000
Restructured principal amount				$ 3,000
Maturity date				Apr. 01, 2023
Accrue interest rate				7.50%
Amended and Restated Promissory Note [Member] | Restricted Stock [Member]
Number of common stock issued, shares				272,766
Series A Convertible Preferred Shares [Member]
Common stock, shares authorized													1,000,000	1,000,000
Preferred stock, shares outstanding													449,473	449,673	181,475
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												2,000
Stock Issued During Period, Shares, Conversion of Convertible Securities															18,525
Class of Warrant or Right, Outstanding													1,590,540
Conversion of Stock, Description													After December 31, 2022 through March 31, 2023 further 29,388 Series A Convertible Preferred Shares had been converted, resulting in the issuance of 131,335 PXS common shares.
Series A Convertible Preferred Shares [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities															83,027
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Warrant exercise price per shares											$ 5.60
Warrant exercisable date											at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula
Annual cash dividend per share													$ 1.9375
Preferred dividend percentage											7.75%
Liquidation preference per share														$ 25.00
Cash dividend per share																		$ 0.1615	$ 0.1991
Monthly cash dividend paid per share													$ 0.1615	$ 0.1615
Dividend payable													$ 871	$ 537
Series A Convertible Preferred Shares and Detachable Warrants [Member] | Maximum [Member]
Common shares from exerciseable of detachable warrants											1,600,000
Series A Preferred Stock [Member]
Share price													$ 25.00
Common Stock [Member]
Number of common stock issued, shares		1,034,751
Share price									$ 2.8992	$ 2.8992
Common Stock [Member] | Pyxis Lamda [Member]
Number of common stock issued, shares									1,034,751
Number of common stock issued, value										$ 2,172